Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

46. Subsequent events

The following events have occurred in the period between the reporting date and the date of authorisation of these consolidated financial statements.

At the end of November 2025, the Parent Company entered into a preliminary agreement for the disposal of the photovoltaic plant to a company specialized in the sector. The disposal was completed at the end of January 2026 and, on the closing date, the Company received the total sale consideration of 7,115. The net carrying amount of the photovoltaic plant as at 31 December 2025 amounted to 1,105 (see Note 7). The Group has entered into a power purchase agreement with the buyer of the photovoltaic plant.

In March 2026, the Parent Company received a total of 2,705 from the government agency INVITALIA, of which 2,114 relates to a loan and 590 to a non-repayable grant, following the completion of the planned industrial investments. In 2019, the Parent Company entered into a development agreement with the agency, which provided for an investment program supported by public funding covering 71.3% of the total, granted as a combination of non-repayable contributions and subsidized financing. The March 2026 collection represents the final tranche of this program, which concluded in 2025.

On March 31, 2026, the majority shareholder formally expressed its irrevocable intention to convert the two loans made in favor of the Parent Company, amounting to 2,500 and 10,000 and granted, respectively, in 2024 and 2025, into a capital contribution to be allocated to a future share capital increase, with the aim of strengthening the Group’s equity position. This decision has been taken in anticipation of a share capital increase, for which an extraordinary shareholders’ meeting will be convened to resolve upon the proposed capital increase.

On May 14, 2026, the board of directors approved an economic and financial plan covering the period up to June 2027 (the “one-year budget”) and conferred delegated authority on the CEO to initiate an out-of-court composition proceeding (Composizione negoziata della crisi, the “Composition”), a voluntary, debtor-in-possession restructuring tool under the Italian Insolvency and Restructuring Code (Legislative Decree no. 14 of January 12, 2019) designed to address financial distress at an early stage through consensual negotiations, with limited court involvement. The formal request to initiate the Composition is expected to be filed in the next forthcoming weeks. (See Note 3(f)).